STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		54 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
OPERATING EXPENSES
Advertising and Promotion	$ 0	$ (32,022)	$ 0	$ (38,189)	$ (137,867)
Land option expense	0	0	0	0	(15,000)
Sales, general and administrative	(11,972)	(28,667)	(15,904)	(31,938)	(96,536)
Compensation and Professional Fees	(134,626)	(139,619)	(222,221)	(276,185)	(822,269)
OPERATING LOSS	(146,598)	(200,309)	(238,125)	(346,312)	(1,071,672)
NET LOSS FROM CONTINUING OPERATIONS	(146,598)	(200,309)	(238,125)	(346,312)	(1,071,672)
NON-OPERATING INCOME (EXPENSE)
Interest income (expense)	0	0	0	27	6,540
Net Income (Loss)	$ (146,598)	$ (200,309)	$ (238,125)	$ (346,285)	$ (1,065,132)
BASIC LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING	23,858,845	16,989,610	23,858,845	13,809,949